Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 1,108	$ 632
Additions based on tax positions related to current year	574	476
Additions for tax positions of prior years	929	0
Ending Balance	$ 2,611	$ 1,108